Document and Entity Information	Nov. 10, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001818201
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	CCCS WS
Security Exchange Name	NYSE